Major commitments and contingencies (Details 4) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guarantee Obligations [Member]
E. Guarantees and indemnifications
Liability current carrying value	CAD 0
Indemnification guarantee [Member]
E. Guarantees and indemnifications
Liability current carrying value	CAD 0
Guarantees Under Operating Leases [Member]
E. Guarantees and indemnifications
Maturity of guarantee instruments	between 2016 and 2022
Maximum potential liability under guarantees	CAD 200	CAD 194
Guarantee obligations recourse provisions	0
Other Guarantees [Member]
E. Guarantees and indemnifications
Maturity of guarantee instruments	between 2016 and 2018
Maximum potential liability under guarantees	CAD 671	593
Other Guarantees [Member] | Standby Letters Of Credit [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	551	487
Other Guarantees [Member] | Surety bond [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	120	106
Workers Compensation And Other Employee Benefits [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	589	525
Equipment Under Leases And Other [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	CAD 82	CAD 68